Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Schedule of intangible assets development expenses capitalized
	December 31,
	2017	2018
	Thousand USD	Thousand USD

Balance as of January 1	7,498	6,755
Amortization	(743)	(772)
Balance as of December 31	6,755	5,983